Transamerica Great Lakes Advisors Large Cap Value VP

SCHEDULE OF INVESTMENTS

At March 31, 2024

(unaudited)

	Shares	Value
COMMON STOCKS - 97.8%
Aerospace & Defense - 3.8%
RTX Corp.	15,048	$ 1,467,631
Textron, Inc.	10,705	1,026,931

		2,494,562

Automobiles - 1.6%
General Motors Co.	23,434	1,062,732

Banks - 9.6%
Bank of America Corp.	34,603	1,312,146
JPMorgan Chase & Co.	14,058	2,815,817
Wells Fargo & Co.	37,050	2,147,418

		6,275,381

Beverages - 2.3%
PepsiCo, Inc.	8,733	1,528,362

Biotechnology - 4.2%
AbbVie, Inc.	7,698	1,401,806
Amgen, Inc.	4,760	1,353,363

		2,755,169

Capital Markets - 5.0%
BlackRock, Inc.	2,186	1,822,468
Intercontinental Exchange, Inc.	10,460	1,437,518

		3,259,986

Chemicals - 1.9%
Air Products & Chemicals, Inc.	5,131	1,243,087

Communications Equipment - 1.9%
Motorola Solutions, Inc.	3,451	1,225,036

Construction & Engineering - 2.5%
Quanta Services, Inc.	6,267	1,628,167

Construction Materials - 2.3%
Martin Marietta Materials, Inc.	2,437	1,496,172

Consumer Staples Distribution & Retail - 1.5%
Target Corp.	5,316	942,048

Electric Utilities - 2.2%
Duke Energy Corp.	14,775	1,428,890

Energy Equipment & Services - 1.9%
Schlumberger NV	22,263	1,220,235

Entertainment - 2.5%
Walt Disney Co.	13,456	1,646,476

Financial Services - 1.5%
PayPal Holdings, Inc. (A)	14,530	973,365

Food Products - 2.7%
Mondelez International, Inc., Class A	13,553	948,710
Tyson Foods, Inc., Class A	13,795	810,180

		1,758,890

Ground Transportation - 2.0%
CSX Corp.	35,884	1,330,220

	Shares	Value
COMMON STOCKS (continued)
Health Care Equipment & Supplies - 4.9%
Abbott Laboratories	14,375	$ 1,633,863
Boston Scientific Corp. (A)	23,127	1,583,968

		3,217,831

Health Care Providers & Services - 4.3%
Cencora, Inc.	6,269	1,523,304
UnitedHealth Group, Inc.	2,556	1,264,453

		2,787,757

Industrial REITs - 1.9%
Prologis, Inc.	9,471	1,233,314

Insurance - 2.9%
Hartford Financial Services Group, Inc.	18,653	1,922,192

Interactive Media & Services - 3.5%
Alphabet, Inc., Class A (A)	6,485	978,781
Meta Platforms, Inc., Class A	2,739	1,330,004

		2,308,785

Life Sciences Tools & Services - 2.4%
Thermo Fisher Scientific, Inc.	2,740	1,592,515

Machinery - 5.1%
Caterpillar, Inc.	4,404	1,613,758
Parker-Hannifin Corp.	3,131	1,740,178

		3,353,936

Media - 1.3%
Fox Corp., Class A	27,724	866,929

Metals & Mining - 1.5%
Freeport-McMoRan, Inc.	20,419	960,101

Oil, Gas & Consumable Fuels - 7.0%
ConocoPhillips	14,157	1,801,903
Exxon Mobil Corp.	23,911	2,779,415

		4,581,318

Passenger Airlines - 1.1%
Delta Air Lines, Inc.	15,380	736,241

Pharmaceuticals - 2.3%
Merck & Co., Inc.	11,381	1,501,723

Semiconductors & Semiconductor Equipment - 4.5%
Broadcom, Inc.	966	1,280,346
Micron Technology, Inc.	13,957	1,645,391

		2,925,737

Software - 1.7%
Microsoft Corp.	2,704	1,137,627

Specialized REITs - 1.9%
American Tower Corp.	6,306	1,246,002

Specialty Retail - 2.1%
Lowe’s Cos., Inc.	5,327	1,356,947

Total Common Stocks (Cost $51,836,253)		63,997,733

Transamerica Series Trust	Page 1

Transamerica Great Lakes Advisors Large Cap Value VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2024

(unaudited)

Principal	Value
REPURCHASE AGREEMENT - 2.3%

Fixed Income Clearing Corp., 2.50% (B), dated 03/28/2024, to be repurchased at $1,479,919 on 04/01/2024. Collateralized by a U.S. Government Obligation, 4.25%, due 12/31/2025, and with a value of $1,509,110.

$ 1,479,508	$ 1,479,508

Total Repurchase Agreement (Cost $1,479,508)	1,479,508

Total Investments (Cost $53,315,761)	65,477,241
Net Other Assets (Liabilities) - (0.1)%	(63,323)

Net Assets - 100.0%	$ 65,413,918

Transamerica Series Trust	Page 2

Transamerica Great Lakes Advisors Large Cap Value VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2024

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$63,997,733	$—	$—	$63,997,733
Repurchase Agreement	—	1,479,508	—	1,479,508

Total Investments	$63,997,733	$1,479,508	$—	$65,477,241

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Rate disclosed reflects the yield at March 31, 2024.
(C)	There were no transfers in or out of Level 3 during the period ended March 31, 2024. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

Transamerica Series Trust	Page 3

Transamerica Great Lakes Advisors Large Cap Value VP

NOTES TO SCHEDULE OF INVESTMENTS

At March 31, 2024

(unaudited)

INVESTMENT VALUATION

Transamerica Great Lakes Advisors Large Cap Value VP (the “Portfolio”) is a series of the Transamerica Series Trust.

Transamerica Asset Management, Inc. (“TAM”) has been designated as the Portfolio’s valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Portfolio’s Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Portfolio’s investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at March 31, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Series Trust	Page 4